Schedule of Investments
August 31, 2022 (unaudited)
Tanaka Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 93.00%

Accident & Health Insurance - 4.62%
Aflac, Inc.	12,900	766,518

Asset Management - 4.05%
The Carlyle Group, Inc.	20,625	670,931

Beverages - 1.69%
PepsiCo, Inc.	1,625	279,939

Cigarettes - 2.26%
Philip Morris International, Inc.	3,910	373,366

Credit Services - 1.10%
MasterCard, Inc. Class A	560	181,647

Electronic Computers - 17.58%
Apple, Inc.	18,518	2,911,400

Entertainment - 0.38%
Paramount Global Class B	2,700	63,153

General Industrial Machinery & Equipment, NEC - 4.48%
Symbotic, Inc. - Restricted (2)	70,000	741,370

Industrial Organic Chemicals - 7.13%
Amyris, Inc. (2)	401,347	1,179,960

Information Technology Services - 0.51%
Accenture PLC Class A (Ireland)	290	83,653

Measuring & Controlling Device - 5.52%
Onto Innovation, Inc. (2)	12,883	914,564

Miscellaneous Metal Ores - 1.14%
Cameco Corporation (2)	6,500	189,475

Motor Vehicle Parts & Accessories - 0.42%
Honeywell International, Inc.	370	70,060

Motor Vehicles & Passenger Car - 5.29%
Tesla Motors, Inc. (2)	3,180	876,440

Oil & Gas Field Exploration Se - 5.36%
NexGen Energy Ltd. (Canada) (2)	198,889	886,989

Pharmaceutical Preparations - 11.40%
Catalyst Pharmaceuticals, Inc. (2)	107,598	1,456,877
Corcept Therapeuticals, Inc. (2)	16,655	430,032

		1,886,909

Primary Smelting & Refining of - 0.00%
Blue Earth Refineries, Inc. (2)	27,719	0

Radio & TV Broadcasting & Communications Equipment - 5.27%
Qualcomm, Inc.	6,598	872,717

Retail-Catalog & Mail-Order Houses - 2.74%
Amazon.com, Inc. (2)	3,580	453,837

Security Brokers, Dealers & Flotation Companies - 4.05%
Stifel Financial Corp.	11,310	670,796

Semiconductors & Related Devices - 3.68%
Applied Materials, Inc.	3,870	364,051
NVIDIA Corp.	1,620	244,523

		608,574

Services-Computer Programming, Data Processing, Etc. - 0.75%
Meta Platforms, Inc. Class A (2)	760	123,827

Specialty Chemicals - 3.58%
Nanoco Group PLC (United Kingdom) (2)	1,260,607	592,044

Total Common Stock	(Cost $ 8,647,467)	15,398,169

Short-Term Investments - 7.04%

Huntington Conservative Deposit Account 2.080% (3)	1,164,877	1,164,877

Total Short-Term Investment Companies	(Cost $ 1,164,877)	1,164,877

Total Investments - 100.04%	(Cost $ 9,812,344)	16,563,046

Liabilities in Excess of Other Assets - -.04%		(6,529)

Total Net Assets - 100.00%		16,556,517

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$16,563,046	$-
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs		-
Total	$16,563,046	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at August 31, 2022.